Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 55,000	$ 55,000
Less: accumulated amortization	(6,417)	(917)
Intangible assets, net	48,583	54,083
Customer base arise from acquisition of a subsidiary [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 55,000	$ 55,000